INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes
U.S. and foreign earnings (loss) before income taxes and noncontrolling interests are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
U.S.	$234,345	$(11,249)	$311,052
Foreign	9,815	45,566	33,895
Total	$244,160	$34,317	$344,947

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax (benefit) provision are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Current income tax (benefit) provision:
Federal	$(29,181)	$(1,117)	$(1,187)
State	2,326	157	1,514
Foreign	(496)	2,985	3,727
Current income tax (benefit) provision	(27,351)	2,025	4,054

Deferred income tax (benefit) provision:
Federal	(8,097)	(39,454)	28,755
State	(6,126)	(9,746)	(6,073)
Foreign	(4,133)	(174)	(4,119)
Deferred income tax (benefit) provision	(18,356)	(49,374)	18,563
Income tax (benefit) provision	$(45,707)	$(47,349)	$22,617

Schedule of Deferred Tax Assets and Liabilities	The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2020	2019
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$392,871	$195,236
Long-term lease liabilities	58,457	41,426
Tax credit carryforwards	41,970	32,547
Stock-based compensation	41,850	59,998
Accrued expenses	17,247	11,273
Other	32,043	18,985
Total deferred tax assets	584,438	359,465
Less: valuation allowance	(111,691)	(91,180)
Net deferred tax assets	472,747	268,285

Deferred tax liabilities:
Investment in subsidiaries	(242,537)	(240,420)
Investment in MGM Resorts International	(197,998)	—
Right-of-use assets	(43,074)	(29,059)
Intangible assets	(34,170)	(31,937)
Other	(31,571)	(30,278)
Total deferred tax liabilities	(549,350)	(331,694)
Net deferred tax liabilities	$(76,603)	$(63,409)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax (benefit)/provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Income tax provision (benefit) at the federal statutory rate of 21%	$51,274	$7,207	$72,439
State income taxes, net of effect of federal tax benefit	16,995	468	6,188
Stock-based compensation	(163,633)	(56,708)	(39,110)
Non-deductible goodwill impairment	53,012	—	—
Non-deductible executive compensation	14,219	7,409	2,983
Change in valuation allowance on capital losses	11,385	(7,365)	(1,280)
Research credit	(6,078)	(4,449)	(2,577)
Amortizable tax basis related to intercompany transaction	(7,044)	—	—
Non-deductible expenses	5,947	5,353	1,634
Change in judgement on beginning of the year valuation allowance	(3,544)	—	—
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(2,383)	388	85
Deferred tax adjustment for enacted changes in tax laws and rates	(14,508)	(688)	(13,646)
Other, net	(1,349)	1,036	(4,099)
Income tax (benefit) provision	$(45,707)	$(47,349)	$22,617

Schedule of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2020	2019	2018
	(In thousands)
Balance at January 1	$16,585	$14,425	$13,937
Additions based on tax positions related to the current year	3,419	2,332	1,083
Settlements	(3,733)	—	—
Additions for tax positions of prior years	2,313	238	172
Expiration of applicable statutes of limitations	(351)	(410)	(767)
Balance at December 31	$18,233	$16,585	$14,425